TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Expense (Benefit)	$ 351,179	$ 1,002,298	$ 1,267,025
Effective income tax rate	25.00%	25.00%	25.00%
Income tax description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s subsidiary, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023.
Increase (Decrease) in Income Taxes	$ 234,101	$ 667,258	$ 825,899
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.10	$ 1.50	$ 1.00
Deferred tax assets valuation allowance	$ 427,963	$ 299,511
Accrued tax liabilities	$ 3,681,166	2,718,687
High And New Technology Enterprises [Member]
Effective income tax rate	15.00%
CHINA
Effective income tax rate	25.00%
Accrued tax liabilities	$ 3,700,000	$ 2,700,000
Tea Essence [Member] | HONG KONG
Effective income tax rate	16.50%